Summary of Status of Restricted Stock Units and Changes (Detail) - Restricted Stock Units - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Nonvested Stock Units
Nonvested at beginning period	1,767	2,125	2,160
Restricted stock units granted	1,391	1,446	2,000
Restricted stock units vested	(1,593)	(1,726)	(2,003)
Restricted stock units forfeited	(27)	(78)	(32)
Nonvested at ending period	1,538	1,767	2,125
Weighted Average Grant Date Fair Value
Nonvested at beginning period	$ 11.65	$ 6.65	$ 4.90
Restricted stock units granted	10.75	12.67	6.83
Restricted stock units vested	12.08	6.46	4.96
Restricted stock units forfeited	10.69	6.57	5.85
Nonvested at ending period	$ 10.36	$ 11.65	$ 6.65
Weighted Average Remaining Recognition Period (Years)
Nonvested at ending period	3 months 29 days	5 months 19 days	8 months 23 days